Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Consolidated Statements of Comprehensive Income
Net income	$ 740.1	$ 555.9	$ 303.6
Foreign currency translation:
Translation gain (loss)	30.7	(3.0)	2.3
Pension and other postretirement benefits:
Net gain recognized from actuarial gain/loss and prior service cost/credit	27.9	6.2	66.4
Reclassifications to net income	4.4	2.9	266.1
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	5.4	(7.5)	0.5
Reclassifications to net income	(1.7)	(0.1)	(1.4)
Other comprehensive income (loss), net of tax	66.7	(1.5)	333.9
Total comprehensive income, net of tax	$ 806.8	$ 554.4	$ 637.5